UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-07694

Morgan Stanley Emerging Markets Debt Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		201-830-8894

Date of fiscal year end:	December 31, 2012

Date of reporting period:	March 31, 2012

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Emerging Markets Debt Fund, Inc.

Portfolio of Investments

First Quarter Report

March 31, 2012 (unaudited)

(Showing Percentages of Total Value of Investments)

		Face Amount (000)	Value (000)
Fixed Income Securities (83.1%)
Argentina (1.4%)
Sovereign (1.4%)
Argentina Boden Bonds,
7.00%, 10/3/15		$4,689	$4,425

Brazil (10.2%)
Corporate Bonds (2.4%)
Banco Safra Cayman Islands Ltd.,
6.75%, 1/27/21		690	740
6.75%, 1/27/21 (a)		1,360	1,459
Centrais Eletricas Brasileiras SA,
5.75%, 10/27/21 (a)(b)		2,180	2,397
Odebrecht Finance Ltd.,
6.00%, 4/5/23 (a)(b)		2,870	2,997
			7,593
Sovereign (7.8%)
Banco Nacional de Desenvolvimento, Economico e Social,
5.50%, 7/12/20 (a)		1,960	2,195
6.37%, 6/16/18 (a)		276	322
Brazilian Government International Bond,
4.88%, 1/22/21 (b)		1,080	1,228
5.88%, 1/15/19		7,535	9,050
7.13%, 1/20/37		3,290	4,532
8.88%, 10/14/19		5,504	7,807
			25,134
			32,727
Chile (1.3%)
Corporate Bond (0.6%)
Banco Santander Chile,
6.50%, 9/22/20	CLP	931,000	1,851

Sovereign (0.7%)
Chile Government International Bond,
5.50%, 8/5/20		1,080,000	2,321
			4,172
Colombia (3.4%)
Sovereign (3.4%)
Colombia Government International Bond,
4.38%, 7/12/21		$2,760	3,015
6.13%, 1/18/41		2,080	2,559
7.38%, 3/18/19		390	502
11.75%, 2/25/20		3,015	4,817
			10,893
Croatia (0.4%)
Sovereign (0.4%)
Croatia Government International Bond,
6.63%, 7/14/20 (a)		1,340	1,333

	Face Amount (000)	Value (000)
Ecuador (0.7%)
Sovereign (0.7%)
Ecuador Government International Bond,
9.38%, 12/15/15	$2,235	$2,280

Ghana (0.2%)
Sovereign (0.2%)
Republic of Ghana,
8.50%, 10/4/17 (a)	536	616

Hungary (0.4%)
Sovereign (0.4%)
Hungary Government International Bond,
6.38%, 3/29/21 (b)	1,050	966
7.63%, 3/29/41	490	446
		1,412
India (0.2%)
Corporate Bond (0.2%)
Reliance Holdings USA, Inc.,
6.25%, 10/19/40 (a)	810	741

Indonesia (4.9%)
Sovereign (4.9%)
Indonesia Government International Bond,
6.88%, 1/17/18	320	383
7.75%, 1/17/38	630	877
7.75%, 1/17/38 (a)(b)	1,353	1,884
11.63%, 3/4/19	1,930	2,885
11.63%, 3/4/19 (a)(b)	2,169	3,243
Majapahit Holding BV,
7.75%, 1/20/20	5,220	6,317
		15,589
Kazakhstan (4.1%)
Sovereign (4.1%)
Development Bank of Kazakhstan JSC,
5.50%, 12/20/15	230	247
5.50%, 12/20/15 (a)	1,250	1,344
Intergas Finance BV,
6.38%, 5/14/17	700	768
KazMunayGas National Co.,
6.38%, 4/9/21	1,510	1,676
6.38%, 4/9/21 (a)(b)	2,430	2,696
9.13%, 7/2/18	1,930	2,412
9.13%, 7/2/18 (a)(b)	3,080	3,849
		12,992
Lithuania (1.1%)
Sovereign (1.1%)
Lithuania Government International Bond,
6.13%, 3/9/21 (a)	520	559

		Face Amount (000)	Value (000)
6.63%, 2/1/22 (a)(b)		$670	$744
6.75%, 1/15/15 (a)		160	174
7.38%, 2/11/20		1,790	2,103
			3,580
Malaysia (0.8%)
Sovereign (0.8%)
Malaysia Government Bond,
3.21%, 5/31/13	MYR	8,110	2,652

Mexico (13.0%)
Corporate Bonds (0.7%)
Cemex SAB de CV,
9.00%, 1/11/18		$280	266
9.00%, 1/11/18 (a)(b)		1,900	1,800
			2,066
Sovereign (12.3%)
Mexican Bonos,
8.00%, 6/11/20	MXN	64,947	5,750
Mexico Government International Bond,
3.63%, 3/15/22 (b)		$2,800	2,870
5.63%, 1/15/17		419	487
5.95%, 3/19/19		3,782	4,554
6.05%, 1/11/40		1,760	2,130
6.75%, 9/27/34 (b)		4,674	6,029
Pemex Project Funding Master Trust,
6.63%, 6/15/35 - 6/15/38		4,316	4,963
8.63%, 12/1/23		1,990	2,557
Petroleos Mexicanos,
4.88%, 1/24/22 (a)		1,800	1,895
5.50%, 1/21/21 (b)		5,430	6,014
8.00%, 5/3/19		1,750	2,222
			39,471
			41,537
Panama (2.1%)
Sovereign (2.1%)
Panama Government International Bond,
5.20%, 1/30/20		1,810	2,084
7.13%, 1/29/26		1,140	1,528
8.88%, 9/30/27		483	743
9.38%, 4/1/29		1,569	2,520
			6,875
Peru (2.5%)
Sovereign (2.5%)
Peruvian Government International Bond,
7.35%, 7/21/25		2,410	3,304
8.75%, 11/21/33		3,080	4,793
			8,097

	Face Amount (000)	Value (000)
Philippines (4.3%)
Sovereign (4.3%)
Philippine Government International Bond,
4.00%, 1/15/21	$6,756	$7,069
8.38%, 6/17/19	1,491	1,983
9.50%, 2/2/30	3,072	4,869
		13,921
Poland (0.3%)
Sovereign (0.3%)
Poland Government International Bond,
5.00%, 3/23/22	770	815

Russia (11.5%)
Corporate Bonds (2.3%)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC,
7.75%, 2/2/21 (a)(b)	1,390	1,378
VimpelCom Holdings BV,
7.50%, 3/1/22 (a)	820	800
Vnesheconombank Via VEB Finance PLC,
6.90%, 7/9/20	4,900	5,316
		7,494
Sovereign (9.2%)
Russian Agricultural Bank OJSC Via RSHB Capital SA,
6.30%, 5/15/17 (a)	2,104	2,241
7.18%, 5/16/13 (a)	2,030	2,131
Russian Foreign Bond - Eurobond,
5.00%, 4/29/20	7,100	7,603
5.63%, 4/4/42 (a)(c)	7,000	7,055
7.50%, 3/31/30 (a)	990	1,189
7.50%, 3/31/30	1,445	1,736
12.75%, 6/24/28	4,225	7,631
		29,586
		37,080
South Africa (2.0%)
Sovereign (2.0%)
Eskom Holdings SOC Ltd.,
5.75%, 1/26/21 (a)(b)	3,556	3,752
5.75%, 1/26/21	2,370	2,500
		6,252
Sri Lanka (0.2%)
Sovereign (0.2%)
Sri Lanka Government International Bond,
6.25%, 10/4/20	100	100
6.25%, 10/4/20 (a)	650	650
		750

	Face Amount (000)	Value (000)
Turkey (5.3%)
Corporate Bond (0.2%)
Export Credit Bank of Turkey,
5.38%, 11/4/16 (a)	$770	$782

Sovereign (5.1%)
Turkey Government International Bond,
5.63%, 3/30/21	2,150	2,254
6.88%, 3/17/36	2,904	3,238
7.00%, 3/11/19	3,490	4,005
7.50%, 7/14/17 - 11/7/19	3,266	3,814
11.88%, 1/15/30	1,771	3,000
		16,311
		17,093
Ukraine (1.8%)
Sovereign (1.8%)
Ukraine Government International Bond,
6.58%, 11/21/16	649	565
6.75%, 11/14/17	3,230	2,842
7.75%, 9/23/20 (b)	990	851
7.75%, 9/23/20 (a)	1,700	1,462
		5,720
Uruguay (0.3%)
Sovereign (0.3%)
Uruguay Government International Bond,
8.00%, 11/18/22	589	814

Venezuela (10.7%)
Sovereign (10.7%)
Petroleos de Venezuela SA,
8.50%, 11/2/17	24,380	21,735
Venezuela Government International Bond,
6.00%, 12/9/20	1,340	1,002
7.65%, 4/21/25	2,850	2,166
9.00%, 5/7/23	600	514
9.25%, 9/15/27 (b)	10,030	8,897
		34,314
Total Fixed Income Securities (Cost $241,294)		266,680

No. of Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expires 11/15/20 (d)(e)	2,250	405

	No. of Warrants	Value (000)
Venezuela (0.1%)
Venezuela Government International Bond, Oil-Linked Payment Obligation, expires 4/15/20 (d)(e)	5,450	$168
Total Warrants (Cost $—)		573

Shares
Short-Term Investments (16.7%)
Securities held as Collateral on Loaned Securities (9.1%)
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f)	24,406,513	24,407

	Face Amount (000)
Repurchase Agreements (1.5%)
Barclays Capital, Inc., (0.15%, dated 3/30/12, due 4/2/12; proceeds $648; fully collateralized by a U.S. Government Agency; Federal National Mortgage Association 4.00% due 1/1/42; valued at $661)	$648	648
Merrill Lynch & Co., Inc., (0.25%, dated 3/30/12, due 4/2/12; proceeds $4,004; fully collateralized by Common Stocks; Alliance Data Systems Corp.; American International Group, Inc.; Boeing Co. (The); Energy Transfer Equity LP; Freeport-McMoRan Copper & Gold, Inc.; GNC Holdings, Inc.; Hershey Co. (The); L-3 Communications Holdings, Inc.; McKesson Corp.; Teva Pharmaceutical Industries Ltd.; Two Harbors Investment Corp.; Vale SA; valued at $4,324)	4,004	4,004
		4,652
Total Securities held as Collateral on Loaned Securities (Cost $29,059)		29,059

	Shares
Investment Company (7.6%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (f) (Cost $24,359)	24,359,298	24,359
Total Short-Term Investments (Cost $53,418)		53,418
Total Investments (100.0%) (Cost $294,712) Including $28,517 of Securities Loaned (g)+		320,671
Liabilities in Excess of Other Assets		(34,754)
Net Assets		$285,917

(a)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(b)

The value of loaned securities and related collateral outstanding at March 31, 2012 were approximately $28,517,000 and $29,147,000, respectively. The Portfolio received cash collateral of approximately $29,059,000 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class as reported in the Portfolio of Investments. As of March 31, 2012, there was uninvested cash of approximately $88,200 which is not reflected in the Portfolio of Investments. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

(c)	When-issued security.
(d)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on March 31, 2012.
(e)	Security has been deemed illiquid at March 31, 2012.
(f)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(g)	Securities are available for collateral in connection with open foreign currency exchange contracts.
+

At March 31, 2012, the U.S. Federal income tax cost basis of investments was approximately $294,712,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $25,959,000 of which approximately $27,095,000 related to appreciated securities and approximately $1,136,000 related to depreciated securities.

Foreign Currency Exchange Contracts Information:

The Fund had the following foreign currency exchange contracts open at period end:

Counterparty	Currency to Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	Unrealized Appreciation (Depreciation) (000)
JPMorgan Chase Bank	USD	1,469	$1,469	4/16/12	CLP	716,345	$1,464	$(5)

CLP	—	Chilean Peso
MXN	—	Mexican New Peso
MYR	—	Malaysian Ringgit
USD	—	United States Dollar

Futures Contracts: The Fund had the following futures contracts open at period end:

	Number of Contracts	Value (000)	Expiration Date	Unrealized Appreciation (Depreciation) (000)
Long:
U.S. Treasury 10 yr. Note	120	$15,538	Jun-12	$126

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2012. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Fixed Income Securities
Corporate Bonds	$—	$20,527	$—	$20,527
Sovereign	—	246,153	—	246,153
Total Fixed Income Securities	—	266,680	—	266,680
Warrants	—	573	—	573
Short-Term Investments
Investment Company	48,766	—	—	48,766
Repurchase Agreements	—	4,652	—	4,652
Total Short-Term Investments	48,766	4,652	—	53,418
Futures Contracts	126	—	—	126
Total Assets	48,892	271,905	—	320,797
Liabilities:
Foreign Currency Exchange Contracts	—	(5)	—	(5)
Total	$48,892	$271,900	$—	$320,792

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2012, the Fund did not have any significant investments transfer between investment levels.

Morgan Stanley Emerging Markets Debt Fund, Inc.

Notes to the Portfolio of Investments • March 31, 2012 (unaudited)

Security Valuation: Bonds and other fixed income securities may be valued according to the broadest and most representative market. In addition, bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. Securities listed on a foreign exchange are valued at their closing price. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ fair value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurements and Disclosure” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Emerging Markets Debt Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
May 22, 2012

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 22, 2012